Property and Equipment, Net (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment, Net (Details) [Line Items]
Sale lease back transaction building	$ 12,513		$ 12,513
Depreciation expense	1,395	$ 648	4,780	$ 2,043
Construction in progress			19,773
Under Financing Lease 1 [Member]
Property and Equipment, Net (Details) [Line Items]
Sale lease back transaction lease hold improvement	70,026		55,273
Under Financing Lease 2 [Member]
Property and Equipment, Net (Details) [Line Items]
Sale lease back transaction accumulated depreciation	$ 5,258		$ 2,624